Investments and cash held in Trust (Details Textual) (Us Treasury Securities [Member], USD $)	Dec. 31, 2012
Us Treasury Securities [Member]
Held-to-maturity Securities	$ 75,155,281
Cash Equivalents, at Carrying Value	$ 859